Artisan International Explorer Fund Expense Example - Artisan International Explorer Fund	Sep. 30, 2024 USD ($)
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	1,743
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	$ 1,676